Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and Equipment , Net
Total	¥ 248,837	¥ 189,100
Accumulated depreciation	(90,602)	(69,435)
Impairment of property and equipment	(2,883)	(2,883)
Net book value	155,352	116,782		$ 21,283
Depreciation expenses	22,719	20,741	¥ 21,648
Building
Property and Equipment , Net
Total	99,166	99,166
Leasehold improvements
Property and Equipment , Net
Total	74,276	32,804
Medical equipments
Property and Equipment , Net
Total	51,713	35,062
Office equipment, furniture and others
Property and Equipment , Net
Total	10,846	10,955
Production machinery
Property and Equipment , Net
Total	6,059	5,213
Computers and electrical equipment
Property and Equipment , Net
Total	¥ 6,777	¥ 5,900